STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.1%
Automobiles & Components - .3%
BorgWarner	23,085	[a]	742,183
Gentex	153,169		4,049,788
Harley-Davidson	22,955	[a]	489,860
Lear	21,573		2,287,817
Thor Industries	7,630		657,706
			8,227,354
Banks - 2.8%
Associated Banc-Corp	27,110		379,811
Bank OZK	6,020	[a]	135,390
BOK Financial	2,341	[a]	119,251
CIT Group	47,320		858,385
East West Bancorp	94,329		3,296,799
F.N.B.	79,855		591,726
Fifth Third Bancorp	311,400		6,038,046
First Hawaiian	18,130		312,743
First Horizon National	56,965	[a]	532,623
First Republic Bank	46,292		5,007,406
Frost Bankers	13,500	[a]	1,025,595
Huntington Bancshares	724,257		6,438,645
KeyCorp	464,556		5,504,989
M&T Bank	13,514		1,427,889
MGIC Investment	41,290		338,991
New York Community Bancorp	58,200		584,910
People's United Financial	56,980	[a]	652,421
Popular	175,301		6,922,636
Regions Financial	126,240		1,427,774
Signature Bank	62,084		6,389,064
Sterling Bancorp	41,300		507,990
SVB Financial Group	21,564	[b]	4,630,869
Synovus Financial	41,110		788,901
TCF Financial	156,855	[a]	4,536,247
Texas Capital Bancshares	1,590	[b]	42,548
Truist Financial	144,690		5,321,698
Umpqua Holdings	60,065		684,140
Webster Financial	18,865		533,880
Wintrust Financial	8,355		353,918
Zions Bancorp	31,960		1,051,644
			66,436,929

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Capital Goods - 8.6%
A.O. Smith	11,385	[a]	540,788
AECOM	17,410	[b]	674,986
Allegion	33,680		3,357,896
Altra Industrial Motion	34,998		1,084,938
AMETEK	152,662		14,000,632
Axon Enterprise	59,481	[b]	4,518,177
Cummins	25,925		4,396,880
Curtiss-Wright	29,984		3,007,395
Donaldson	32,690	[a]	1,551,140
Dover	83,032		8,074,862
Eaton	62,266		5,286,383
EnerSys	22,343		1,414,312
Fastenal	34,955		1,442,243
Flowserve	19,205		501,251
Fluor	77,245	[a]	896,814
Fortune Brands Home & Security	58,294		3,553,602
Graco	55,620		2,681,440
HD Supply Holdings	97,359	[b]	3,087,254
HEICO, Cl. A	20,125		1,689,494
Hexcel	59,670		2,159,457
Howmet Aerospace	14,108		184,533
Hubbell	15,344		1,878,412
Huntington Ingalls Industries	25,165		5,030,232
IDEX	77,239		12,309,579
Ingersoll Rand	26,105	[b]	736,161
ITT	63,919		3,688,126
Jacobs Engineering Group	12,785		1,074,196
L3Harris Technologies	49,602		9,893,119
Lincoln Electric Holdings	12,945		1,063,691
Masco	184,714		8,616,908
Mercury Systems	96,195	[b]	8,595,023
Nordson	18,684		3,519,131
nVent Electric	11,890		217,944
Oshkosh	40,213		2,888,098
Owens Corning	164,463		8,634,307
PACCAR	68,301		5,044,712
Parker-Hannifin	35,005		6,299,850
Pentair	3,005		117,616
Quanta Services	172,391		6,366,400
Rockwell Automation	32,943		7,120,959
Roper Technologies	46,892		18,466,070
Snap-on	3,705		480,501
Spirit AeroSystems Holdings, Cl. A	34,061		738,102
Stanley Black & Decker	16,676		2,092,004

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Capital Goods - 8.6% (continued)
Textron	136,994		4,242,704
The Timken Company	22,040		937,582
Trane Technologies	55,898		5,042,559
TransDigm Group	8,180		3,475,028
United Rentals	15,670	[a,b]	2,176,406
W.W. Grainger	6,335		1,961,443
Watsco	31,491		5,602,564
Westinghouse Air Brake Technologies	19,895		1,214,988
Xylem	38,185		2,533,193
			206,162,085
Commercial & Professional Services - 4.5%
Cintas	16,745		4,152,090
Clarivate	673,527	[b]	15,417,033
Copart	143,021	[b]	12,784,647
CoreLogic	8,225		407,631
CoStar Group	35,937	[b]	23,603,422
Equifax	100,049		15,363,524
IAA	12,220	[b]	501,020
IHS Markit	38,186		2,652,400
KAR Auction Services	79,292	[a]	1,137,840
Manpowergroup	28,420		1,964,959
Nielsen Holdings	39,255		545,252
Republic Services	35,910		3,068,869
Robert Half International	63,337		3,213,719
Stericycle	8,075	[a,b]	442,752
Verisk Analytics	85,323		14,733,576
Waste Connections	80,385		7,559,405
			107,548,139
Consumer Durables & Apparel - 3.0%
Capri Holdings	21,955	[a,b]	330,203
Carter's	38,319	[a]	3,291,985
D.R. Horton	146,914		8,124,344
Garmin	22,545		2,032,883
Hanesbrands	51,240		505,226
Hasbro	57,496		4,226,531
Leggett & Platt	22,780	[a]	696,840
Lennar, Cl. A	33,966		2,053,584
Lululemon Athletica	61,771	[b]	18,537,168
Mohawk Industries	39,281	[b]	3,660,989
Newell Brands	44,099	[a]	579,902
NVR	650	[b]	2,094,046
Peloton Interactive, Cl. A	260,367	[b]	10,984,884
Polaris	10,842		946,940
PulteGroup	38,310		1,301,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Consumer Durables & Apparel - 3.0% (continued)
SKECHERS USA, Cl. A	215,350	[b]	6,744,762
Tapestry	56,225		764,660
Toll Brothers	33,675		1,088,039
Whirlpool	35,163	[a]	4,283,557
			72,247,934
Consumer Services - 2.5%
Aramark	24,980		646,732
Chipotle Mexican Grill	2,787	[b]	2,797,897
Darden Restaurants	31,864		2,449,067
Domino's Pizza	3,409		1,315,329
Dunkin' Brands Group	10,655		680,535
Frontdoor	148,074	[b]	6,759,578
Grand Canyon Education	61,841	[b]	6,035,063
H&R Block	23,630	[a]	401,710
Hilton Grand Vacations	4,681	[b]	100,829
Hilton Worldwide Holdings	19,703		1,562,645
Hyatt Hotels, Cl. A	9,770	[a]	538,229
International Game Technology	140,251	[a]	1,182,316
Las Vegas Sands	44,655		2,140,761
Marriott International, Cl. A	25,153		2,226,040
MGM Resorts International	53,440		918,099
Norwegian Cruise Line Holdings	354,330	[a,b]	5,548,808
Planet Fitness, Cl. A	61,223	[b]	3,956,842
Royal Caribbean Cruises	10,310		534,780
Service Corp. International	44,780		1,765,675
Texas Roadhouse	70,045	[a]	3,631,833
The Wendy's Company	27,605	[a]	586,882
Vail Resorts	2,781	[a]	551,556
Wyndham Destinations	64,788		2,060,258
Wyndham Hotels & Resorts	72,427		3,326,572
Wynn Resorts	87,200	[a]	7,262,016
Yum China Holdings	34,105		1,580,426
			60,560,478
Diversified Financials - 3.2%
Affiliated Managers Group	422		28,114
Ally Financial	54,930		957,979
Ameriprise Financial	74,512		10,436,896
Ares Management, Cl. A	38,138		1,440,091
Cboe Global Markets	401		42,690
Credit Acceptance	1,531	[a,b]	566,194
Discover Financial Services	62,600		2,974,126
E*Trade Financial	63,410		2,887,691
Equitable Holdings	63,230		1,208,325
Evercore, Cl. A	12,893		710,533

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Diversified Financials - 3.2% (continued)
Franklin Resources	27,270	[a]	514,585
Intercontinental Exchange	96,373		9,372,274
Invesco	72,450	[a]	577,427
Janus Henderson Group	37,250	[a]	803,110
Jefferies Financial Group	2,469		36,171
Legg Mason	19,730		983,146
LendingTree	1,156	[a,b]	300,583
LPL Financial Holdings	65,601		4,683,255
MarketAxess Holdings	2,287		1,163,145
MFA Financial	96,230	[c]	162,629
Moody's	13,651		3,650,414
MSCI	3,382		1,112,171
Nasdaq	23,680		2,805,133
Navient	208,049		1,547,885
Northern Trust	19,900		1,572,299
Raymond James Financial	87,349		6,051,539
SLM	266,537	[a]	2,020,350
State Street	53,890		3,285,134
Synchrony Financial	24,745		504,056
T. Rowe Price Group	17,895		2,163,505
TD Ameritrade Holding	82,740		3,083,720
Tradeweb Markets, Cl. A	39,636		2,614,391
Voya Financial	144,121		6,492,651
			76,752,212
Energy - 1.7%
Apergy	76,859	[a,b]	697,111
Baker Hughes	96,555		1,594,123
Cabot Oil & Gas	44,600		884,864
Cheniere Energy	35,495	[b]	1,574,203
Concho Resources	24,365		1,328,380
ConocoPhillips	65,115		2,746,551
Continental Resources	29,515	[a]	360,968
Devon Energy	112,190		1,212,774
Diamondback Energy	33,113	[a]	1,409,952
Hess	32,595		1,547,285
HollyFrontier	16,840		529,618
Marathon Oil	230,275		1,229,668
Marathon Petroleum	86,035		3,023,270
National Oilwell Varco	40,290	[a]	502,416
Noble Energy	351,394		3,067,670
ONEOK	22,535	[a]	826,809
Parsley Energy, Cl. A	527,657		4,822,785
Pioneer Natural Resources	49,080		4,495,728

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Energy - 1.7% (continued)
Valero Energy	146,296		9,749,165
			41,603,340
Food & Staples Retailing - .2%
Casey's General Stores	4,406	[a]	703,770
Sprouts Farmers Market	17,715	[b]	445,178
The Kroger Company	70,650		2,304,603
US Foods Holding	22,055	[b]	422,133
			3,875,684
Food, Beverage & Tobacco - 1.9%
Archer-Daniels-Midland	40,320		1,584,979
Beyond Meat	3,069	[a,b]	393,722
Brown-Forman, Cl. B	21,662	[a]	1,428,176
Bunge	23,405		913,263
Campbell Soup	6,510		331,880
Coca-Cola European Partners	58,018		2,187,279
Conagra Brands	326,563		11,361,127
Flowers Foods	20,245	[a]	477,580
Hormel Foods	16,455	[a]	803,498
Ingredion	98,076		8,260,941
Kellogg	12,785		834,988
Lamb Weston Holdings	17,296		1,038,798
McCormick & Co.	19,335		3,386,719
Molson Coors Beverage, Cl. B	19,170	[a]	727,693
Nomad Foods	148,394	[a,b]	3,142,985
The Hain Celestial Group	19,100	[b]	601,268
The Hershey Company	12,140		1,647,155
The J.M. Smucker Company	6,883		784,180
TreeHouse Foods	7,770	[b]	409,557
Tyson Foods, Cl. A	99,119		6,089,871
			46,405,659
Health Care Equipment & Services - 10.5%
ABIOMED	67,504	[b]	15,114,146
Acadia Healthcare	1,050	[a,b]	30,041
Alcon	132,202	[a,b]	8,400,115
Align Technology	72,598	[b]	17,831,521
AmerisourceBergen	67,184		6,405,323
Boston Scientific	206,346	[b]	7,839,085
Cardinal Health	27,475		1,502,608
Centene	334,228	[b]	22,142,605
Cerner	27,900		2,033,910
Change Healthcare	191,500	[b]	2,389,920
Covetrus	29,024	[a,b]	443,487
DaVita	36,800	[b]	2,979,328
Dentsply Sirona	15,876		738,552

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Health Care Equipment & Services - 10.5% (continued)
DexCom	58,801	[a,b]	22,245,006
Edwards Lifesciences	12,223	[b]	2,746,753
Encompass Health	82,067		6,011,408
Guardant Health	5,103	[a,b]	461,260
HCA Healthcare	19,708		2,106,785
HealthEquity	85,058	[b]	5,271,044
Henry Schein	22,740	[b]	1,380,773
Hill-Rom Holdings	12,660		1,287,142
Humana	14,367		5,899,809
IDEXX Laboratories	41,018	[b]	12,669,640
Insulet	27,370	[b]	5,161,161
Laboratory Corp. of America Holdings	90,248	[b]	15,822,279
Masimo	33,290	[b]	7,995,925
McKesson	14,239		2,259,302
MEDNAX	33,355	[b]	518,003
Molina Healthcare	20,859	[a,b]	3,876,019
Penumbra	1,981	[a,b]	341,564
Quest Diagnostics	20,900		2,472,052
ResMed	22,965		3,693,231
STERIS	57,530		9,543,652
Teladoc Health	42,313	[a,b]	7,365,001
Teleflex	28,992		10,520,037
The Cooper Companies	27,197		8,620,905
Universal Health Services, Cl. B	37,711		3,976,625
Varian Medical Systems	33,908	[b]	4,116,092
Veeva Systems, Cl. A	17,476	[b]	3,824,972
West Pharmaceutical Services	4,337		936,965
Zimmer Biomet Holdings	105,371		13,312,572
			252,286,618
Household & Personal Products - .7%
Church & Dwight	166,757		12,518,448
Coty, Cl. A	11,390		41,346
Energizer Holdings	10,459	[a]	458,941
Herbalife Nutrition	10,165	[b]	445,634
Nu Skin Enterprises, Cl. A	20,465		760,889
Spectrum Brands Holdings	11,055	[a]	523,123
The Clorox Company	9,182		1,893,787
			16,642,168
Insurance - 3.2%
Aflac	52,434		1,912,268
Alleghany	13,158		6,751,370
American Financial Group	11,150		671,676
American International Group	87,581		2,632,685
Aon, Cl. A	33,468		6,591,523

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Insurance - 3.2% (continued)
Arch Capital Group	106,433	[b]	3,003,539
Assurant	20,175		2,069,551
Assured Guaranty	22,780		590,685
Cincinnati Financial	30,550		1,800,922
Erie Indemnity, Cl. A	1,455	[a]	262,249
Everest Re Group	21,704		4,306,291
Fidelity National Financial	38,340		1,223,046
First American Financial	12,660		639,203
Globe Life	33,401		2,572,545
Kemper	4,920		311,928
Lincoln National	33,780		1,281,275
Loews	41,775		1,388,601
Markel	6,187	[b]	5,552,338
Old Republic International	65,890		1,027,225
Principal Financial Group	37,100		1,432,802
Reinsurance Group of America	72,827		6,609,050
RenaissanceRe Holdings	5,171		868,004
The Allstate	35,527		3,474,896
The Hanover Insurance Group	4,446		446,156
The Hartford Financial Services Group	53,110		2,033,582
The Travelers Companies	17,188		1,838,772
Unum Group	57,625		873,019
Willis Towers Watson	56,419		11,447,415
WR Berkley	52,365		3,034,552
			76,647,168
Materials - 5.0%
Albemarle	14,520	[a]	1,111,070
Arconic	3,527	[b]	51,036
Ashland Global Holdings	9,861		662,265
Avery Dennison	32,985		3,650,450
Ball	27,110		1,931,859
Cabot	8,295		296,297
Celanese	21,213		1,907,261
CF Industries Holdings	6,130		180,038
Corteva	233,192		6,368,474
Crown Holdings	112,154	[b]	7,338,236
Domtar	15,025		306,510
DuPont de Nemours	57,977		2,941,173
Eagle Materials	96,239		6,424,916
Eastman Chemical	22,260		1,515,461
FMC	169,877		16,717,596
Freeport-McMoRan	601,079		5,451,787
Graphic Packaging Holding	108,683		1,572,643
Huntsman	281,550		5,110,132

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Materials - 5.0% (continued)
Ingevity	34,258	[b]	1,804,369
International Flavors & Fragrances	12,210	[a]	1,626,250
International Paper	13,350		454,568
Louisiana-Pacific	265,443		6,267,109
Martin Marietta Materials	8,375		1,608,754
Newmont	244,571		14,300,066
Nucor	7,160		302,582
Nutrien	37,264		1,266,976
O-I Glass	40,515		310,345
Packaging Corp. of America	16,505		1,673,772
PPG Industries	20,857		2,120,531
Reliance Steel & Aluminum	12,440		1,206,680
Royal Gold	9,890		1,317,348
RPM International	7,120		532,434
Sealed Air	29,410		944,061
Sonoco Products	25,750		1,334,107
Steel Dynamics	124,998		3,319,947
The Mosaic Company	682,856		8,255,729
United States Steel	83,105	[a]	668,164
Valvoline	27,071		496,753
Vulcan Materials	51,889		5,620,616
WestRock	5,411		151,833
			119,120,198
Media & Entertainment - 3.2%
Activision Blizzard	210,748		15,169,641
Altice USA, Cl. A	133,702	[b]	3,438,815
Cable One	331		624,561
Cinemark Holdings	43,675	[a]	656,435
Discovery, Cl. C	22,748	[b]	445,633
DISH Network, Cl. A	19,510	[b]	617,492
Electronic Arts	19,662	[b]	2,416,067
Fox, Cl. A	40,970		1,195,095
InterActiveCorp	16,378	[b]	4,428,120
John Wiley & Sons, Cl. A	15,911		639,622
Liberty Broadband, Cl. A	2,552	[b]	343,729
Liberty Broadband, Cl. C	8,505	[b]	1,161,953
Liberty Media Corp-Liberty Formula One, Cl. A	2,552	[b]	86,309
Liberty Media Corp-Liberty Formula One, Cl. C	128,137	[b]	4,439,947
Liberty Media Corp-Liberty SiriusXM, Cl. A	10,210	[b]	372,665
Liberty Media Corp-Liberty SiriusXM, Cl. C	20,420	[b]	744,717
Lions Gate Entertainment, Cl. B	12,764	[b]	96,113

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Media & Entertainment - 3.2% (continued)
Live Nation Entertainment	121,530	[a,b]	5,974,415
NetEase, ADR	3,543		1,356,615
News Corp., Cl. A	66,975		820,444
Nexstar Media Group, Cl. A	8,750		728,962
Omnicom Group	23,400	[a]	1,282,086
Roku	8,827	[a,b]	966,645
Sinclair Broadcast Group, Cl. A	26,530	[a]	495,846
Spotify Technology	40,832	[b]	7,387,734
Take-Two Interactive Software	8,172	[b]	1,112,781
The Interpublic Group of Companies	55,660		952,343
The New York Times Company, Cl. A	17,640	[a]	692,017
Twitter	292,053	[b]	9,044,881
ViacomCBS, Cl. B	58,171	[a]	1,206,467
World Wrestling Entertainment, Cl. A	6,885		318,569
Yelp	59,420	[b]	1,291,791
Zillow Group, Cl. C	108,655	[a,b]	6,300,903
Zynga, Cl. A	99,610	[b]	911,431
			77,720,844
Pharmaceuticals Biotechnology & Life Sciences - 4.7%
10X Genomics, CI. A	51,490	[b]	4,014,675
Agilent Technologies	38,810		3,420,713
Agios Phamaceuticals	14,106	[a,b]	729,844
Alector	65,648	[a,b]	2,146,690
Alkermes	24,080	[b]	393,949
Alnylam Pharmaceuticals	12,857	[a,b]	1,739,166
Avantor	187,664	[b]	3,559,986
Biohaven Pharmaceutical Holding	39,734	[b]	2,482,183
BioMarin Pharmaceutical	14,271	[b]	1,520,575
Bio-Techne	10,633		2,815,618
Bluebird Bio	2,567	[a,b]	163,338
Charles River Laboratories International	8,894	[b]	1,597,896
Elanco Animal Health	30,827	[b]	660,006
Exact Sciences	13,705	[a,b]	1,176,985
FibroGen	50,731	[a,b]	1,696,445
GW Pharmaceuticals, ADR	28,033	[a,b]	3,441,051
Horizon Therapeutics	19,075	[b]	967,675
ICON	24,105	[b]	4,060,487
Illumina	19,871	[b]	7,214,167
Incyte	15,600	[b]	1,589,796
Ionis Pharmaceuticals	17,320	[b]	973,557
IQVIA Holdings	38,747	[b]	5,793,451
Jazz Pharmaceuticals	16,246	[b]	1,938,473
Mettler-Toledo International	3,951	[b]	3,141,045
Moderna	22,368	[a,b]	1,375,632

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.7% (continued)
Mylan	339,542	[b]	5,795,982
Nektar Therapeutics	22,610	[a,b]	490,637
Neurocrine Biosciences	104,199	[a,b]	12,999,867
Perrigo	14,175		776,365
PPD	69,121	[b]	1,882,856
QIAGEN	28,976	[b]	1,268,859
Repligen	30,586	[b]	4,005,848
Sage Therapeutics	11,452	[b]	409,065
Sarepta Therapeutics	91,219	[a,b]	13,889,917
Seattle Genetics	9,579	[b]	1,505,915
Syneos Health	97,521	[b]	5,947,806
uniQure	29,407	[b]	1,974,974
Waters	14,140	[b]	2,825,879
			112,387,373
Real Estate - 5.4%
Alexandria Real Estate Equities	46,070	[c]	7,081,880
American Campus Communities	25,130	[c]	811,699
American Homes 4 Rent, Cl. A	124,872	[c]	3,151,769
Americold Realty Trust	103,487	[c]	3,695,521
Apartment Investment & Management, Cl. A	39,107	[c]	1,441,875
AvalonBay Communities	7,330	[c]	1,143,553
Boston Properties	104,876	[c]	9,017,238
Brandywine Realty Trust	29,645	[c]	286,074
Brixmor Property Group	82,260	[c]	918,022
Brookfield Property REIT, Cl. A	66,276	[a,c]	688,608
Camden Property Trust	19,110	[c]	1,749,903
CBRE Group, Cl. A	181,537	[b]	7,983,997
CoreSite Realty	3,850	[c]	480,557
Corporate Office Properties Trust	4,435	[c]	110,742
Cousins Properties	29,530	[a,c]	918,974
CubeSmart	30,950	[c]	880,837
CyrusOne	13,910	[c]	1,034,069
Digital Realty Trust	98,736	[c]	14,174,540
Douglas Emmett	113,956	[c]	3,345,748
Duke Realty	109,549	[c]	3,777,250
Empire State Realty Trust, Cl. A	30,190	[c]	200,160
Equinix	7,248	[c]	5,056,422
Equity Commonwealth	50,205	[c]	1,691,908
Equity Lifestyle Properties	52,700	[c]	3,283,210
Equity Residential	72,704	[c]	4,402,954
Essex Property Trust	9,625	[c]	2,336,661
Extra Space Storage	22,840	[c]	2,209,770

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Real Estate - 5.4% (continued)
Federal Realty Investment Trust	6,272	[c]	501,196
Healthcare Trust of America, Cl. A	26,755	[c]	708,205
Healthpeak Properties	117,165	[c]	2,886,946
Highwoods Properties	14,210	[c]	543,817
Host Hotels & Resorts	105,409	[c]	1,258,583
Hudson Pacific Properties	24,345	[c]	588,419
Invitation Homes	54,915	[c]	1,444,264
Iron Mountain	33,903	[a,c]	873,341
JBG SMITH Properties	9,145	[c]	271,881
Kilroy Realty	49,124	[c]	2,805,963
Kimco Realty	116,815	[a,c]	1,297,815
Lamar Advertising, Cl. A	43,980	[c]	2,915,874
Life Storage	7,548	[c]	735,779
Medical Properties Trust	63,770	[c]	1,152,962
Mid-America Apartment Communities	6,670	[c]	776,121
National Retail Properties	20,965	[c]	658,091
Omega Healthcare Investors	39,620	[a,c]	1,233,767
Paramount Group	40,535	[c]	312,525
Prologis	16,883	[c]	1,544,794
Rayonier	32,809	[c]	779,214
Realty Income	26,900	[c]	1,487,839
Regency Centers	102,809	[c]	4,399,197
SBA Communications	14,210	[c]	4,463,787
SITE Centers	42,301	[c]	239,847
SL Green Realty	4,404	[a,c]	185,496
Spirit Realty Capital	39,559	[c]	1,124,662
STORE Capital	38,170	[c]	738,208
Taubman Centers	7,615	[c]	314,804
UDR	28,390	[c]	1,049,862
VEREIT	280,010	[c]	1,534,455
VICI Properties	73,070	[c]	1,433,633
Weingarten Realty Investors	64,835	[c]	1,159,250
Welltower	73,867	[c]	3,742,841
Weyerhaeuser	78,012	[c]	1,575,062
WP Carey	19,345	[c]	1,158,959
			129,771,400
Retailing - 4.9%
Advance Auto Parts	7,533		1,049,498
AutoZone	8,246	[b]	9,465,254
Best Buy	71,703		5,599,287
Burlington Stores	47,867	[b]	10,036,274
CarMax	24,630	[a,b]	2,168,671
Dollar General	81,040		15,519,970
Dollar Tree	29,786	[b]	2,915,156

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Retailing - 4.9% (continued)
eBay	72,194		3,287,715
Etsy	13,410	[b]	1,085,942
Expedia Group	46,227		3,674,122
Five Below	3,867	[a,b]	404,682
Foot Locker	119,435		3,308,349
Genuine Parts	7,796		650,264
L Brands	36,810		595,954
Nordstrom	18,565	[a]	299,453
Ollie's Bargain Outlet Holdings	68,546	[a,b]	6,268,532
O'Reilly Automotive	36,599	[b]	15,270,567
Pool	43,954		11,824,505
Qurate Retail, Cl. A	65,235	[b]	537,210
Ross Stores	90,356		8,760,918
The Gap	73,545		654,550
Tiffany & Co.	12,130		1,554,217
Tractor Supply	35,125		4,285,952
Ulta Beauty	30,518	[b]	7,446,697
Wayfair, Cl. A	8,160	[a,b]	1,399,848
Williams-Sonoma	7,545		627,819
			118,691,406
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices	87,850	[b]	4,726,330
Analog Devices	17,696		1,998,763
Cree	10,420	[a,b]	549,030
First Solar	173,713	[a,b]	8,098,500
KLA	36,070		6,346,877
Lam Research	28,330		7,753,071
Marvell Technology Group	128,850		4,203,087
Maxim Integrated Products	31,335		1,807,403
Microchip Technology	46,785	[a]	4,492,296
Monolithic Power Systems	2,853		598,417
NVIDIA	8,841		3,138,732
NXP Semiconductors	41,384	[a]	3,977,002
ON Semiconductor	408,460	[a,b]	6,735,505
Qorvo	70,377	[b]	7,371,287
Skyworks Solutions	175,282		20,777,928
Teradyne	75,729		5,075,358
Universal Display	6,433		943,078
Xilinx	30,960		2,846,772
			91,439,436
Software & Services - 16.6%
Akamai Technologies	16,890	[b]	1,786,962
Alteryx, Cl. A	4,070	[a,b]	585,836
Amdocs	31,324		1,950,232

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Software & Services - 16.6% (continued)
Ansys	58,272	[b]	16,490,976
Aspen Technology	5,404	[b]	570,879
Atlassian, Cl. A	11,580	[b]	2,145,774
Black Knight	16,295	[b]	1,254,389
BlackLine	93,396	[a,b]	6,939,323
Broadridge Financial Solutions	105,449		12,769,874
CDK Global	71,262		2,801,309
Citrix Systems	11,990		1,775,959
Coupa Software	5,757	[a,b]	1,309,775
DocuSign	141,522	[b]	19,776,284
Dynatrace	12,410	[b]	477,413
EPAM Systems	41,321	[b]	9,530,275
Euronet Worldwide	77,216	[b]	7,314,672
Evertec	79,431		2,313,031
Fidelity National Information Services	66,234		9,195,266
FireEye	30,045	[b]	374,962
Fiserv	177,805	[b]	18,984,240
FleetCor Technologies	8,607	[b]	2,098,301
Fortinet	10,360	[b]	1,442,112
Gartner	54,294	[b]	6,607,580
Global Payments	181,689		32,611,359
GoDaddy, Cl. A	7,520	[b]	580,920
Guidewire Software	6,721	[a,b]	689,440
HubSpot	73,575	[a,b]	14,710,585
Intuit	43,369		12,590,888
Jack Henry & Associates	18,419		3,331,260
Leidos Holdings	44,411		4,676,034
LogMeIn	4,911		416,944
MongoDB	3,612	[a,b]	838,381
NortonLifeLock	35,785		815,182
Nuance Communications	520,213	[a,b]	11,902,473
Okta	13,797	[b]	2,698,417
Palo Alto Networks	12,380	[b]	2,912,643
Paychex	23,210		1,677,619
Paycom Software	5,762	[b]	1,712,639
Proofpoint	123,897	[b]	14,405,504
RealPage	142,620	[a,b]	9,672,488
RingCentral, Cl. A	9,418	[a,b]	2,582,886
Science Applications International	47,183		4,153,991
ServiceNow	37,525	[b]	14,557,073
Shopify, Cl. A	15,206	[b]	11,523,107
Slack Technologies, Cl. A	715,094	[a,b]	25,064,045
Smartsheet, Cl. A	11,499	[b]	663,032
Splunk	93,864	[a,b]	17,443,686

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Software & Services - 16.6% (continued)
Square, Cl. A	174,701	[a,b]	14,164,757
SS&C Technologies Holdings	257,450		14,905,068
Synopsys	5,490	[b]	993,196
The Trade Desk, Cl. A	140	[a,b]	43,618
The Western Union Company	29,900		598,598
Twilio, Cl. A	113,029	[a,b]	22,334,530
Tyler Technologies	34,432	[b]	12,922,674
Verisign	20,958	[b]	4,590,012
Zendesk	57,462	[b]	4,927,366
Zoom Video Communications, CI. A	13,040	[a,b]	2,340,419
Zscaler	11,060	[a,b]	1,084,875
			399,631,133
Technology Hardware & Equipment - 4.7%
Amphenol, Cl. A	189,116		18,261,041
Arista Networks	2,975	[b]	694,543
Arrow Electronics	23,589	[b]	1,629,528
CDW	7,325		812,416
Ciena	11,675	[b]	645,160
Cognex	109,712		6,225,059
CommScope Holding	29,105	[b]	300,073
Corning	47,335		1,078,765
EchoStar, Cl. A	15,280	[b]	476,125
F5 Networks	6,940	[b]	1,005,745
Flex	192,382	[b]	1,868,029
FLIR Systems	331,571		15,318,580
Hewlett Packard Enterprise	76,825		745,971
IPG Photonics	3,582	[b]	556,643
Jabil	15,780		472,138
Juniper Networks	38,500		934,010
Keysight Technologies	108,183	[b]	11,697,828
Lumentum Holdings	47,682	[b]	3,496,044
Motorola Solutions	25,235		3,415,053
National Instruments	161,602		6,257,229
NCR	8,310	[a,b]	149,996
NetApp	22,755		1,013,508
Pure Storage, Cl. A	27,470	[b]	483,747
TE Connectivity	72,698		5,906,712
Trimble	191,142	[b]	7,477,475
Western Digital	297,621		13,205,444
Xerox Holdings	146,459		2,325,769
Zebra Technologies, Cl. A	20,125	[b]	5,259,065
			111,711,696
Telecommunication Services - .1%
CenturyLink	130,510	[a]	1,282,913

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Telecommunication Services - .1% (continued)
GCI Liberty, Cl. A	9,315	[a,b]	644,505
Telephone & Data Systems	18,570		380,499
			2,307,917
Transportation - 1.6%
American Airlines Group	39,040	[a]	409,920
C.H. Robinson Worldwide	10,390		842,941
Copa Holdings, Cl. A	6,610		289,915
Expeditors International of Washington	59,989		4,581,360
J.B. Hunt Transport Services	45,215		5,410,879
Kansas City Southern	55,659		8,377,793
Knight-Swift Transportation Holdings	254,169	[a]	10,575,972
Landstar System	15,410		1,791,567
Lyft, Cl. A	17,050	[a,b]	532,983
Ryder System	11,295		386,967
Southwest Airlines	128,806		4,134,673
United Airlines Holdings	34,750	[b]	974,390
			38,309,360
Utilities - 4.0%
Ameren	53,545		4,001,418
American Water Works	27,465		3,488,055
Atmos Energy	5,115		525,720
CenterPoint Energy	236,159		4,198,907
CMS Energy	57,200		3,350,776
Consolidated Edison	16,665		1,250,875
DTE Energy	59,674		6,419,132
Edison International	247,869		14,403,668
Entergy	83,198		8,471,220
Essential Utilities	35,065	[a]	1,534,444
Evergy	57,164		3,526,447
Eversource Energy	48,435		4,054,009
FirstEnergy	119,651		5,056,451
Hawaiian Electric Industries	11,705		461,879
IDACORP	7,767		724,117
MDU Resources Group	28,140		612,326
National Fuel Gas	7,040		295,469
NiSource	80,020		1,906,877
NRG Energy	65,635		2,366,142
OGE Energy	28,470		891,680
Pinnacle West Capital	27,400		2,134,460
PPL	284,207		7,940,744
Public Service Enterprise Group	29,385		1,499,810
Sempra Energy	21,360		2,697,982
The AES	70,645		882,356
UGI	21,770		693,157

Description		Shares		Value ($)
Common Stocks - 97.1% (continued)
Utilities - 4.0% (continued)
Vistra Energy		206,226		4,215,259
WEC Energy Group		20,550		1,885,051
Xcel Energy		116,553		7,579,442
				97,067,873
Total Common Stocks (cost $1,515,261,176)				2,333,554,404

Exchange-Traded Funds - 1.1%
Registered Investment Companies - 1.1%
iShares Russell Mid-Cap Growth ETF		89,042	[a]	13,767,674
SPDR S&P MidCap 400 ETF Trust		36,831	[a]	11,842,271
Total Exchange-Traded Funds (cost $21,253,982)				25,609,945
		Number of Rights
Rights - .0%
Media & Entertainment - .0%
Liberty Media (cost $0)		1	[a]	13
	1-Day Yield (%)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $43,182,575)	0.21	43,182,575	[d]	43,182,575

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $34,482,499)	0.21	34,482,499	[d]	34,482,499
Total Investments (cost $1,614,180,232)		101.4%		2,436,829,436
Liabilities, Less Cash and Receivables		(1.4%)		(33,928,638)
Net Assets		100.0%		2,402,900,798

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $262,320,321 and the value of the collateral was $263,074,548, consisting of cash collateral of $34,482,499 and U.S. Government & Agency securities valued at $228,592,049.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	2,333,554,404	-	-	2,333,554,404
Exchange-Traded Funds	25,609,945	-	-	25,609,945
Investment Companies	77,665,074	-	-	77,665,074
Rights	13	-	-	13

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $822,649,204, consisting of $900,875,319 gross unrealized appreciation and $78,226,115 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.